                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   September 30, 2000


Check here if Amendment [ ]; Amendment Number:
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:             Undiscovered Managers, LLC
Address:          700 North Pearl Street
                  Dallas, TX  75201


Form 13F File Number:   028-05867

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:             Mark P. Hurley
Title:            President
Phone:            214-999-7205


Signature, Place, and Date of Signing:


/s/ Mark P. Hurley                 Dallas, TX            November 13, 2000
--------------------------      -----------------        -----------------
      [Signature]                 [City, State]                [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Name                                                 13F File Number
--------------------------------------------------------------------
Fuller & Thaler Asset Management, Inc.               028-04007
J.L. Kaplan Associates, LLC                          028-03472
Kestrel Investment Management Corporation            028-04060

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   4

Form 13F Information Table Entry Total:              88


Form 13F Information Table Value Total:              $53,195
                                                  (thousands)


List of Other Included Managers:

No.      Name                                                 13F File Number
-----------------------------------------------------------------------------
1        Bay Isle Financial Corporation                       028-05490
2        E.R. Taylor Investments, Inc.                        028-02877
3        Unibank                                              --
4        Waite & Associates                                   028-00942

FORM 13F
September 30, 2000


        COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------  --------------  ---------  --------  -------------------  ----------  --------  --------------------
                                                      VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------  --------------  ---------  --------  -------   ---  ----  ----------  --------  --------------------
BP Amoco PLC                    ADR       055622104        27      500    SH          OTHER            2            500
Xeikon NV                       ADR       984003103        54    3,900    SH          OTHER            3          3,900
Telesp Celular                ADR PFD     87952L108       148    4,500    SH          OTHER            3          4,500
Advanced Micro Devices
 Inc.                           COM       007903107         9      400    SH          OTHER            2            400
Alcoa Inc.                      COM       013817101       111    4,400    SH          OTHER          2,4          4,400
Alexandria Real Estate
 Eq. In.                        COM       015271109     1,036   30,200    SH          OTHER            1         30,200
Allstate Corp.                  COM       020002101        17      500    SH          OTHER            2            500
AMB Property Corp.              COM       00163T109     2,230   90,800    SH          OTHER            1         90,800
American Express Co.            COM       025816109        18      300    SH          OTHER            2            300
American General Corp.          COM       026351106       289    3,700    SH          OTHER            4          3,700
American Home Prods
 Corp.                          COM       026609107       246    4,350    SH          OTHER          2,4          4,350
American Intl. Group
 Inc.                           COM       026874107       273    2,850    SH          OTHER            4          2,850
American Power
 Conversion Corp                COM       029066107        10      500    SH          OTHER            2            500
Applied Materials               COM       038222105        77    1,300    SH          OTHER            4          1,300
Archstone Comntys Trust         COM       039581103     1,488   60,600    SH          OTHER            1         60,600
Avalonbay Cmntys Inc.           COM       053484101     3,414   71,600    SH          OTHER            1         71,600
Avery Dennison Corp.            COM       053611109       153    3,300    SH          OTHER            4          3,300
Avon Prods. Inc.                COM       054303102        20      500    SH          OTHER            2            500
Banc One Corp                   COM       06423A103        23      600    SH          OTHER            2            600
Bank of America
 Corporation                    COM       060505104       267    5,100    SH          OTHER            4          5,100
Bank of New York Inc.           COM       064057102       263    4,700    SH          OTHER            4          4,700
Boeing Co.                      COM       097023105        22      350    SH          OTHER            2            350
Boston Properties Inc.          COM       101121101     3,010   70,100    SH          OTHER            1         70,100
Bristol Myers Squibb
 Co.                            COM       110122108        17      300    SH          OTHER            2            300
Burlington Res Inc.             COM       122014103        17      450    SH          OTHER            2            450
Carramerica Rlty. Corp.         COM       144418100     1,080   35,700    SH          OTHER            1         35,700
Centerpoint Pptys.              COM       151895109     1,350   29,300    SH          OTHER            1         29,300
Chase Manhattan Corp.           COM       16161A108        17      375    SH          OTHER            2            375
Chateau Cmntys Inc. Com         COM       161726104       853   31,800    SH          OTHER            1         31,800
Chelsea GCA Realty Inc.         COM       163262108     1,682   47,900    SH          OTHER            1         47,900
Citigroup Inc.                  COM       172967101       130    2,400    SH          OTHER          2,4          2,400
Clorox Co.                      COM       189054109        24      600    SH          OTHER            2            600
Compaq Computer                 COM       204493100        97    3,500    SH          OTHER            4          3,500
Computer Associates             COM       204912109        53    2,100    SH          OTHER            4          2,100
Costco Whsl. Corp.              COM       22160K105       262    7,500    SH          OTHER            4          7,500
Cousins Pptys. Inc.             COM       222795106     1,206   28,000    SH          OTHER            1         28,000
Duke Weeks Realty Corp          COM       264411505       813   33,700    SH          OTHER            1         33,700
Equity Office Properties        COM       294741103     2,643   85,100    SH          OTHER            1         85,100
Equity Residential Pptys        COM       29476L107     1,037   21,600    SH          OTHER            1         21,600
Exxon Mobil Corp.               COM       30231G102       276    3,100    SH          OTHER            4          3,100
Federal Home Ln Mtg
 Corp.                          COM       313400301        22      400    SH          OTHER            2            400
Federal Natl. Mtg. Assn.        COM       313586109       293    4,100    SH          OTHER            4          4,100
Fleet Boston Finl Corp.         COM       339030108        16      400    SH          OTHER            2            400
Ford Motor Co.                  COM       345370860        18      699    SH          OTHER            2            699
General Electric Co.            COM       369604103         9      150    SH          OTHER            2            150
General Growth Pptys
 Inc.                           COM       370021107     1,416   44,000    SH          OTHER            1         44,000

        COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------  --------------  ---------  --------  -------------------  ----------  --------  --------------------
                                                      VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------  --------------  ---------  --------  -------   ---  ----  ----------  --------  --------------------
General Mtrs. Corp.             COM       370442105       215    3,300    SH          OTHER            4          3,300
Hershey Foods Corp.             COM       427866108       124    2,300    SH          OTHER            4          2,300
Home Properties of NY,
 Inc.                           COM       437306103     1,067   35,700    SH          OTHER            1         35,700
Honeywell Inc.                  COM       438516106        18      500    SH          OTHER            2            500
Host Marriott Corp New          COM       44107P104     1,016   90,300    SH          OTHER            1         90,300
Illinois Tool Works Inc.        COM       452308109       101    1,800    SH          OTHER            4          1,800
Ingersoll Rand Co.              COM       456866102       139    4,100    SH          OTHER            4          4,100
Intel Corp.                     COM       458140100       158    3,800    SH          OTHER            4          3,800
Intl. Business Machines
 Corp.                          COM       459200101        21      190    SH          OTHER            2            190
Kilroy Realty Corp.             COM       49427F108     1,126   42,200    SH          OTHER            1         42,200
Kimberly Clark Corp.            COM       494368103       251    4,500    SH          OTHER            4          4,500
Kimco Realty Corp.              COM       49446R109       883   20,900    SH          OTHER            1         20,900
Kroger Co.                      COM       501044101        18      800    SH          OTHER            2            800
LaSalle Hotel Pptys             COM       517942108       514   34,000    SH          OTHER            1         34,000
Manufactured Home Cmty          COM       564682102     2,033   81,300    SH          OTHER            1         81,300
MCI Worldcom, Inc.              COM       98157D106         9      300    SH          OTHER            2            300
Motorola Inc.                   COM       620076109        14      500    SH          OTHER            2            500
National Semiconductor          COM       637640103        12      300    SH          OTHER            2            300
Post Properties Inc.            COM       737464107     1,747   40,100    SH          OTHER            1         40,100
Prentiss Properties
 Trust                          COM       740706106       601   23,000    SH          OTHER            1         23,000
Prologis Trust                  COM       743410102     1,891   79,600    SH          OTHER            1         79,600
PS Business Parks Inc.          COM       69360J107       567   20,800    SH          OTHER            1         20,800
Rockwell                        COM       773903109        15      500    SH          OTHER            2            500
Safeway Inc.                    COM       786514208       173    3,700    SH          OTHER            4          3,700
Shurgard Storage Centers        COM       82567D104     1,230   54,500    SH          OTHER            1         54,500
Smith Charles
 Residential                    COM       832197107     1,075   23,700    SH          OTHER            1         23,700
Spieker Properties              COM       848497103     3,183   55,300    SH          OTHER            1         55,300
Starwood Hotels &
 Resorts                        COM       85590A203     1,256   40,200    SH          OTHER            1         40,200
Storage USA                     COM       861907103     1,287   42,200    SH          OTHER            1         42,200
Sun Microsystems Inc.           COM       866810104        23      200    SH          OTHER            2            200
Target Corp.                    COM       87612E106       231    9,000    SH          OTHER            4          9,000
Taubman Centers Inc.            COM       876664103     1,166  100,800    SH          OTHER            1        100,800
Tellabs Inc.                    COM       879664100        14      300    SH          OTHER            2            300
The Macerich Company            COM       554382101     1,046   49,200    SH          OTHER            1         49,200
TJX Cos. Inc.                   COM       872540109        18      800    SH          OTHER            2            800
USA Networks Inc.               COM       902984103        15      700    SH          OTHER            2            700
Verizon                         COM       92343V104       208    4,300    SH          OTHER            4          4,300
Vornado Realty Trust            COM       929042109     2,992   80,600    SH          OTHER            1         80,600
Wells Fargo Co.                 COM       949746101       202    4,400    SH          OTHER            4          4,400


REPORT SUMMARY            88 Data Records              53,195          4 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED